ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) (USD $)	6 Months Ended
Jun. 30, 2014
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Annual lease payment	$ 1,000,000
Monthly Non Accountable Expense Reimbursement [Member]
Long-term Purchase Commitment [Line Items]
Commitment amount	$ 10,000
Royalty commitment percent	15.00%